UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Senior Floating-Rate Trust (EFR)
Semi-Annual Report
April 30, 2026

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report April 30, 2026
Eaton Vance
Senior Floating-Rate Trust

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Performance

Portfolio Manager(s) Peter Campo, CFA and Daniel P. McElaney, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	(0.13)%	4.93%	5.43%	6.23%
Fund at Market Price	—	(3.16)	(3.24)	3.56	5.98

Morningstar® LSTA® US Leveraged Loan IndexSM	—	1.73%	6.22%	6.09%	5.53%
% Premium/Discount to NAV[3]
As of period end	(10.78)%
Distributions [4]
Total Distributions per share for the period	$0.45
Distribution Rate at NAV	6.87%
Distribution Rate at Market Price	7.71
% Total Leverage[5]
Auction Preferred Shares (APS)	14.92%
Borrowings	16.14
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Fund Profile

Top 10 Issuers (% of total investments)[1]
UKG Inc.	0.8%
Virgin Media Bristol LLC	0.8
Epicor Software Corporation	0.8
Asurion LLC	0.7
TK Elevator Midco GmbH	0.7
Brown Group Holding, LLC	0.7
Engineered Machinery Holdings, Inc.	0.7
White Cap Buyer LLC	0.7
Clarios Global LP	0.7
Focus Financial Partners, LLC	0.6
Total	7.2%

Top 10 Sectors (% of total investments)[1]
Software	9.7%
Health Care Providers & Services	6.3
Machinery	5.6
Professional Services	4.8
Capital Markets	4.2
Hotels, Restaurants & Leisure	3.8
Commercial Services & Supplies	3.5
Insurance	3.0
Trading Companies & Distributors	2.8
Oil, Gas & Consumable Fuels	2.7
Total	46.4%

Credit Quality (% of net assets plus APS and borrowings)[2,3]
 Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Excludes equities, ETFs and short-term investments.
[3]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Included in the average annual total return at NAV for the ten year period is the impact of the tender and repurchase of a portion of the Fund’s APS at 95% of the Fund’s APS per share liquidation preference. Had these transactions not occurred, the total return at NAV would be lower for the Fund.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Pricing and Performance - Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.2%
Security	Principal Amount (000's omitted)	Value
ARES Loan Funding IX Ltd., Series 2025-ALF9A, Class E, 8.673%, (3 mo. SOFR + 5.00%), 3/31/38(1)(2)	$1,250	$ 1,235,908
ARES LXXII CLO Ltd., Series 2024-72A, Class E, 9.673%, (3 mo. SOFR + 6.00%), 7/15/36(1)(2)	1,500	1,445,613
Ballyrock CLO 31 Ltd., Series 2026-31A, Class D, 8.658%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	1,500	1,507,764
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.817%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	1,500	1,483,291
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	1,500	1,510,578
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.372%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	1,000	994,432
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.575%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	989,362
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.067%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,459,162
Bryant Park Funding Ltd., Series 2026-29A, Class E, 8.562%, (3 mo. SOFR + 4.80%), 4/22/39(1)(2)	1,500	1,503,916
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.08%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,141,833
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.637%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	488,373
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.905%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	1,500	1,511,685
Garnet CLO 4 Ltd., Series 2025-4A, Class E, 8.659%, (3 mo. SOFR + 5.00%), 1/20/39(1)(2)	1,500	1,504,695
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.273%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	888,988
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.567%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	1,000	978,775
Octagon 70 Alto Ltd., Series 2023-1A, Class E, 10.335%, (3 mo. SOFR + 6.66%), 10/20/36(1)(2)	1,500	1,421,250
Palmer Square CLO Ltd., Series 2019-1A, Class ER2, 8.553%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	1,000	985,661
Riverbank Park CLO Ltd., Series 2024-1A, Class E, 8.467%, (3 mo. SOFR + 4.80%), 1/25/38(1)(2)	1,000	941,079
RR 25 Ltd., Series 2023-25A, Class DR2, 9.123%, (3 mo. SOFR + 5.45%), 4/15/41(1)(2)	1,500	1,512,048
RR 27 Ltd., Series 2023-27A, Class DR, 8.523%, (3 mo. SOFR + 4.85%), 10/15/40(1)(2)	1,500	1,503,487
RR 29 Ltd., Series 2024-29RA, Class DR, 9.523%, (3 mo. SOFR + 5.85%), 7/15/39(1)(2)	600	601,724
Security	Principal Amount (000's omitted)	Value
RR 42 Ltd., Series 2025-42A, Class DR, 8.773%, (3 mo. SOFR + 5.10%), 10/15/40(1)(2)	$1,625	$ 1,629,734
Silver Point CLO 17 Ltd., Series 2026-17A, Class E, 10.11%, (3 mo. SOFR + 6.43%), 4/15/39(1)(2)	1,500	1,514,127
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 9.617%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	1,500	1,504,224
Voya CLO Ltd., Series 2013-1A, Class DR, 10.415%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	2,000	1,816,884
Total Asset-Backed Securities (identified cost $32,672,834)		$ 32,074,593

Common Stocks — 1.4%
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(3)(4)	18,441	$ 175,189
		$ 175,189
Electronic Equipment, Instruments & Components — 0.2%
Luxco Co. Ltd.(3)(4)	5,286	$ 109,257
Range Red Acquisitions LLC, Class A1(3)(4)(5)	479	660,273
		$ 769,530
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	2,650	$ 20,458
		$ 20,458
Health Care — 0.2%
Cano Health, Inc.(3)(4)(5)	106,449	$ 0
Envision Parent, Inc.(3)(4)	44,965	863,328
		$ 863,328
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(3)(4)	74,131	$ 685,712
Serta SSB Equipment Co.(3)(4)(5)	74,131	0
		$ 685,712
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	14,087	$ 0
		$ 0

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	11,470	$ 0
		$ 0
Pharmaceuticals — 0.7%
Mallinckrodt International Finance SA(3)(4)	27,357	$ 2,456,426
Par Health, Inc.(3)(4)	27,357	110,290
		$ 2,566,716
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	556	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(3)(4)(5)	10,847	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu (3)(4)(5)	45,136	$ 0
		$ 0
Total Common Stocks (identified cost $6,936,815)		$ 5,080,933

Corporate Bonds — 5.1%
Security	Principal Amount (000's omitted)	Value
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 585,869
		$ 585,869
Automotive — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	$850	$ 869,992
		$ 869,992
Commercial Services — 0.4%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 487,813
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	850	846,432
		$ 1,334,245
Security	Principal Amount (000's omitted)	Value
Computers — 0.2%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	$850	$ 880,353
		$ 880,353
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	$850	$ 771,724
		$ 771,724
Electric — 0.2%
VoltaGrid LLC, 7.375%, 11/1/30(1)	$850	$ 882,629
		$ 882,629
Entertainment — 0.3%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	$850	$ 885,224
		$ 885,224
Health Care — 0.7%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 603,175
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	850	848,793
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	850	853,528
		$ 2,305,496
Health Care Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 596,183
		$ 596,183
Media — 0.5%
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	$850	$ 880,783
Univision Communications, Inc., 9.375%, 8/1/32(1)	850	880,262
		$ 1,761,045
Metals/Mining — 0.3%
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	$850	$ 887,836
		$ 887,836
Packaging & Containers — 0.2%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	$850	$ 745,550
		$ 745,550

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.2%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$850	$ 878,427
		$ 878,427
Pipelines — 0.6%
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	$850	$ 892,798
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	850	892,500
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	447	466,267
		$ 2,251,565
Software — 0.4%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	$712	$ 646,427
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	850	835,308
		$ 1,481,735
Telecommunications — 0.3%
Uniti Services LLC, 7.50%, 10/15/33(1)	$850	$ 895,446
		$ 895,446
Total Corporate Bonds (identified cost $18,298,727)		$ 18,013,319

Exchange-Traded Funds — 0.8%
Security	Shares	Value
Income Funds — 0.8%
Eaton Vance Floating-Rate ETF(6)	54,675	$ 2,655,838
Total Exchange-Traded Funds (identified cost $2,705,319)		$ 2,655,838

Preferred Stocks — 0.2%
Security	Shares	Value
Beverages — 0.1%
City Brewing TopCo LLC(3)(5)	68,871	$ 361,573
		$ 361,573
Software and Services — 0.0%†
Blackboard LLC, Series A(3)(4)(5)	12,214	$ 223,883
		$ 223,883
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(3)	8,637	$ 171,660
Series G1(3)	5,968	118,614
		$ 290,274
Total Preferred Stocks (identified cost $1,132,468)		$ 875,730

Senior Floating-Rate Loans — 124.9%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.8%
Aernnova Aerospace SAU, Term Loan, 6.103%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	500	$ 582,881
Air Comm Corp. LLC:
Term Loan, 6.423% - 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		1,440	1,447,861
Term Loan, 12/11/31(8)		70	70,758
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.424%, (3 mo. USD Term SOFR + 3.75%), 2/11/32		644	647,252
Kaman Corp.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/26/32		1,373	1,380,338
Term Loan, 2/26/32(8)		132	133,100
PMI (US) Bidco, Inc.:
Term Loan, 6.924%, (U.S. (Fed) Prime Rate + 0.17%), 3/16/33		647	651,401
Term Loan, 3/16/33(8)		103	104,224
Propulsion (BC) Finco SARL, Term Loan, 12/1/32(9)		200	201,313
TransDigm, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		2,977	2,985,073
VistaJet Malta Finance PLC, Term Loan, 7.442%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		1,479	1,469,701
			$ 9,673,902
Airlines — 0.6%
American Airlines, Inc., Term Loan, 5.925%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		1,947	$ 1,938,606
			$ 1,938,606
Apparel & Luxury Goods — 0.6%
Gloves Buyer, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		2,139	$ 2,141,699
			$ 2,141,699

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 2.5%
Adient U.S. LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		1,531	$ 1,535,396
Autokiniton U.S. Holdings, Inc., Term Loan, 7.767%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		808	801,225
Clarios Global LP:
Term Loan, 5.01%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	630	744,854
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		1,667	1,676,042
DexKo Global, Inc.:
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	477	549,554
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	325	374,208
Term Loan, 8.163%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		696	662,772
First Brands Group LLC:
DIP Loan, 13.657%, (1 mo. USD Term SOFR + 10.00%), 6/29/26		106	26,084
Term Loan, 3/30/27(9)		825	1,922
Garrett LX I SARL, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		644	646,138
Lippert Colipper, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		371	371,721
RealTruck Group, Inc.:
Term Loan, 8.517%, (3 mo. USD Term SOFR + 4.75%), 1/31/31		767	447,708
Term Loan, 9.767%, (3 mo. USD Term SOFR + 6.00%), 1/31/31		662	385,158
Term Loan, 1/31/31(9)		550	557,041
			$ 8,779,823
Automobiles — 0.2%
MajorDrive Holdings IV LLC, Term Loan, 9.35%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		834	$ 798,151
			$ 798,151
Beverages — 0.4%
Arterra Wines Canada, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		946	$ 930,045
City Brewing Co. LLC, Term Loan, 10.673%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		131	19,686
Primo Brands Corp., Term Loan, 3/31/31(9)		300	302,238
			$ 1,251,969
Biotechnology — 1.2%
Alkermes, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/12/31		675	$ 680,910
Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 8.017%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		1,794	$ 1,802,148
Grifols Worldwide Operations USA, Inc., Term Loan, 6.187%, (6 mo. USD Term SOFR + 2.50%), 4/14/33		1,750	1,756,090
			$ 4,239,148
Broadline Retail — 0.9%
Peer Holding III BV:
Term Loan, 4.877%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	525	$ 619,595
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,078	1,082,582
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,383	1,388,030
			$ 3,090,207
Building Products — 1.0%
Cornerstone Building Brands, Inc., Term Loan, 7.024%, (3 mo. USD Term SOFR + 3.25%), 4/12/28		1,620	$ 1,008,335
Gibraltar Industries, Inc., Term Loan, 5.902% - 5.915%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		508	508,327
LBM Acquisition LLC:
Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		447	375,360
Term Loan, 8.652%, (1 mo. USD Term SOFR + 5.00%), 6/6/31		398	356,156
MI Windows & Doors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		1,235	1,217,180
			$ 3,465,358
Capital Markets — 6.1%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		1,306	$ 1,312,831
Apex Group Treasury LLC, Term Loan, 2/27/32(9)		574	541,166
Aretec Group, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		838	841,198
Citco Funding LLC, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		673	675,720
Edelman Financial Center LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/31		2,397	2,403,251
EIG Management Co. LLC, Term Loan, 8.652%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		371	368,995
Focus Financial Partners LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		3,272	3,251,661
Franklin Square Holdings LP, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		1,007	936,568

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets (continued)
HighTower Holdings LLC, Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	2,215	$ 2,215,963
Jupiter Borrower, Inc., Term Loan, 3/25/33(9)	1,500	1,507,500
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	1,054	1,057,338
Mariner Wealth Advisors LLC , Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	1,804	1,811,855
NEXUS Buyer LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 7/31/31	1,092	1,072,515
Orion Advisor Solutions, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 9/24/30	616	615,926
Orion U.S. Finco, Inc., Term Loan, 7.169%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	750	750,353
Saphilux SARL, Term Loan, 6.73%, (6 mo. USD Term SOFR + 3.00%), 7/18/28	1,935	1,941,433
		$ 21,304,273
Chemicals — 3.3%
AAP Buyer, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 9/9/31	469	$ 471,605
Charter NEX U.S., Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	2,147	2,150,460
Chemours Co., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/15/32	998	997,001
CP Iris HoldCo I, Inc.:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	1,457	1,442,571
Term Loan, 10/27/32(8)	43	42,429
Discovery Purchaser Corp., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	1,209	1,199,319
INEOS U.S. Finance LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	1,099	1,025,887
Minerals Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	518	520,382
Olympus Water U.S. Holding Corp., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,034	2,013,835
Orion Engineered Carbons GmbH, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.15%), 9/24/28	308	264,467
SCUR-Alpha 1503 GmbH, Term Loan, 9.163%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	461	407,230
Tronox Finance LLC, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	462	408,741
W.R. Grace & Co.-Conn., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	647	648,231
		$ 11,592,158
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies — 5.0%
Albion Financing 3 SARL, Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	1,560	$ 1,569,740
Allied Universal Holdco LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	2,488	2,497,475
Belfor Holdings, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	540	543,771
EnergySolutions LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	1,277	1,283,315
Foundever Group, Term Loan, 7.711%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	534	312,169
Garda World Security Corp., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	2,354	2,355,945
Gategroup Fin Luxembourg SA, Term Loan, 7.192%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	596	598,735
GFL Environmental, Inc., Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	1,793	1,798,666
Heritage-Crystal Clean, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.75%), 10/17/30	1,429	1,435,682
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 12/2/31	1,839	1,851,472
Monitronics International, Inc., Term Loan, 11.414% - 11.461%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28	185	184,718
Prime Security Services Borrower LLC, Term Loan, 5.657%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	840	842,009
Reworld Holding Corp.:
Term Loan, 5.911%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	1,204	1,207,029
Term Loan, 5.911%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	196	196,142
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/24/31	743	745,589
		$ 17,422,457
Communications Equipment — 0.1%
Viavi Solutions, Inc., Term Loan, 6.18%, (3 mo. USD Term SOFR + 2.50%), 10/16/32	506	$ 509,574
		$ 509,574
Construction Materials — 1.1%
Knife River HoldCo, Term Loan, 5.669%, (3 mo. USD Term SOFR + 2.00%), 3/8/32	248	$ 249,280
Quikrete Holdings, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	1,331	1,334,366

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Quikrete Holdings, Inc.: (continued)
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		1,335	$ 1,337,139
Smyrna Ready Mix Concrete LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		995	997,154
			$ 3,917,939
Consumer Staples Distribution & Retail — 0.5%
Boots Group Bidco Ltd., Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		1,895	$ 1,908,583
			$ 1,908,583
Containers & Packaging — 2.7%
Altium Packaging LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		467	$ 456,187
Berlin Packaging LLC, Term Loan, 6.932% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		1,744	1,721,038
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		1,376	1,316,542
Owens-Illinois, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 9/30/32		901	890,987
Proampac PG Borrower LLC, Term Loan, 7.652% - 7.663%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 3/7/33		2,025	1,982,981
Sword Purchaser LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		2,325	2,261,063
Trivium Packaging BV, Term Loan, 5.92%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	575	676,897
			$ 9,305,695
Distributors — 0.5%
Parts Europe SA, Term Loan, 4.92%, (3 mo. EURIBOR + 2.75%), 2/6/31	EUR	1,475	$ 1,747,085
Phillips Feed Service, Inc., Term Loan, 14.00%, (3 mo. USD Term SOFR + 10.00%), 11/13/26(5)		99	60,771
			$ 1,807,856
Diversified Consumer Services — 2.2%
Ascend Learning LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		1,511	$ 1,486,831
Fugue Finance BV, Term Loan, 5.921%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		2,073	2,069,401
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		518	508,101
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		1,580	$ 1,571,077
Wand NewCo 3, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		2,004	2,009,615
			$ 7,645,025
Diversified Telecommunication Services — 2.2%
Altice France SA, Term Loan, 10.548%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		884	$ 902,294
Level 3 Financing, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		2,100	2,109,744
Virgin Media Bristol LLC, Term Loan, 7.019%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		4,200	4,123,014
Zayo Group Holdings, Inc., Term Loan, 5.76%, (1 mo. EURIBOR + 3.75%), 5.26% cash, 0.50% PIK, 3/11/30	EUR	517	608,711
			$ 7,743,763
Electric Utilities — 0.6%
MRP Buyer LLC:
Term Loan, 6.942% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		245	$ 246,050
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		1,920	1,929,387
			$ 2,175,437
Electrical Equipment — 1.3%
Finco Utilitas BV, Term Loan, 9/27/30(9)	EUR	625	$ 735,823
Kohler Energy Co. LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		2,130	2,136,566
Nvent Electric PLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		1,117	1,120,755
SGB-SMIT Midco GmbH, Term Loan, 3/10/33(9)	EUR	525	622,072
			$ 4,615,216
Electronic Equipment, Instruments & Components — 1.9%
Chamberlain Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		2,569	$ 2,569,691
Creation Technologies, Inc., Term Loan, 9.436%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		1,298	1,291,115
Ingram Micro, Inc., Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		920	926,410
Range Red Operating, Inc.:
Term Loan, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		175	139,605
Term Loan - Second Lien, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		732	585,624

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Spectris PLC:
Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	250	$ 296,242
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		399	400,997
Verifone Systems, Inc., Term Loan, 9.175%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		447	424,741
			$ 6,634,425
Energy Equipment & Services — 0.4%
PG Investment Co. 59 SARL, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		1,383	$ 1,392,115
			$ 1,392,115
Engineering & Construction — 2.7%
American Residential Services LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		647	$ 648,977
Artera Services LLC, Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		417	358,017
Azuria Water Solutions, Inc.:
Term Loan, 4/25/33(9)		1,721	1,722,739
Term Loan, 4/25/33(9)		229	229,699
Brand Industrial Services, Inc., Term Loan, 8/1/30(9)		500	435,575
Construction Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		518	522,326
Crown Subsea Communications Holding, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 1/30/31		1,400	1,411,522
Green Infrastructure Partners, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		925	928,469
New Arclin U.S. Holding Corp., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 4/1/33		525	493,500
Northstar Group Services, Inc., Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		2,213	2,227,067
Salas O'Brien, Inc.:
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/33		332	333,804
Term Loan, 1/31/33(8)		43	43,071
			$ 9,354,766
Entertainment — 2.7%
City Football Group Ltd., Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 7/22/30		1,224	$ 1,224,257
Creative Artists Agency LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		1,542	1,548,691
Electronic Arts, Inc., Term Loan, 3/24/33(9)		1,650	1,652,475
EOC Borrower LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		2,978	2,993,504
Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Motogp Sports Entertainment Group SL, Term Loan, 4.874%, (6 mo. EURIBOR + 2.75%), 8/18/32	EUR	225	$ 266,086
Pretzel Parent, Inc., Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		796	743,462
Varsity Brands, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		956	955,279
			$ 9,383,754
Financial Services — 1.7%
CPI Holdco B LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,207	$ 1,207,856
NCR Atleos LLC, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		551	551,788
Nuvei Technologies Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		520	513,980
Planet U.S. Buyer LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		1,204	1,210,080
Shift4 Payments LLC, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 7/3/32		274	275,742
Synechron, Inc., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		1,115	1,030,438
TMF Group Holding BV, Term Loan, 6.427% - 6.429%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		367	368,136
Walker & Dunlop, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		718	719,544
			$ 5,877,564
Food Products — 2.3%
CHG PPC Parent LLC, Term Loan, 6.767%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		384	$ 385,402
Del Monte Foods, Inc.:
Term Loan, 0.00%, 8/2/28(5)(10)		125	0
Term Loan, 0.00%, 8/2/28(5)(10)		111	67,226
Term Loan, 13.265%, (1 mo. USD Term SOFR + 9.50%), 6/1/26(5)		393	238,817
Term Loan - Second Lien, 0.00%, 8/2/28(5)(10)		880	0
Froneri Lux Finco SARL, Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32		873	868,130
Golden State Food LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		774	778,206
Newly Weds Foods, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		1,216	1,218,475
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		1,940	1,894,315
PFI Lower Midco LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		673	678,787

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Treehouse Foods, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 2/11/33		1,025	$ 1,034,773
United Petfood Finance BV, Term Loan, 4.399%, (6 mo. EURIBOR + 2.25%), 2/26/32	EUR	700	825,954
			$ 7,990,085
Ground Transportation — 0.3%
Student Transportation of America Holdings, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		893	$ 900,707
			$ 900,707
Health Care Equipment & Supplies — 1.9%
Bausch & Lomb Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		2,151	$ 2,165,977
Hologic, Inc., Term Loan, 5.924%, (3 mo. USD Term SOFR + 2.25%), 4/7/33		1,350	1,344,101
Journey Personal Care Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		1,076	1,059,370
Medline Borrower LP, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 10/23/30		2,187	2,198,352
			$ 6,767,800
Health Care Providers & Services — 8.2%
AEA International Holdings (Lux) SARL, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		1,564	$ 1,564,066
Cano Health LLC:
Term Loan, 11.509% - 11.743%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(5)(8)		143	143,363
Term Loan, 13.70%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(5)		554	0
CHG Healthcare Services, Inc., Term Loan, 9/29/31(9)		100	99,750
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32		1,506	1,513,655
Concentra Health Services, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		370	372,560
Ensemble RCM LLC, Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/9/33		1,150	1,143,801
ExamWorks BidCo, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/6/33		951	955,580
Global Medical Response, Inc., Term Loan, 7.157%, (1 mo. USD Term SOFR + 3.50%), 10/1/32		2,045	2,054,997
Hanger, Inc.:
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		1,140	1,148,512
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		148	148,818
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Heartland Dental LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		1,166	$ 1,168,526
IVC Acquisition Ltd.:
Term Loan, 6.121%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	225	265,087
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		526	526,888
MDVIP, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		769	771,482
Midwest Physician Administrative Services LLC, Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		873	772,556
National Mentor Holdings, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		2,847	2,863,371
Pacific Dental Services LLC, Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		1,203	1,207,581
Phoenix Guarantor, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		1,607	1,614,620
Radnet Management, Inc., Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		712	715,172
Raven Acquisition Holdings LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		1,478	1,471,673
Term Loan, 11/19/31(8)		107	106,181
Reverb Buyer, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		2,410	1,735,486
Select Medical Corp.:
Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		963	962,216
Term Loan, 12/31/31(9)		925	929,625
Surgery Center Holdings, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		2,159	2,167,542
Synlab Bondco PLC, Term Loan, 5.415%, (3 mo. EURIBOR + 3.25%), 4/16/31	EUR	825	965,167
U.S. Anesthesia Partners, Inc., Term Loan, 7.779%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		1,377	1,381,301
			$ 28,769,576
Health Care Technology — 2.6%
athenahealth Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		2,232	$ 2,227,238
Cotiviti Corp., Term Loan - Second Lien, 6.415%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		2,978	2,742,486
PointClickCare Technologies, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		1,216	1,217,493

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
Press Ganey Holdings, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/30/31		1,379	$ 1,380,065
Project Ruby Ultimate Parent Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		1,572	1,573,679
			$ 9,140,961
Hotels, Restaurants & Leisure — 5.2%
Betclic Everest Group:
Term Loan, 4.541%, (2 mo. EURIBOR + 2.50%), 12/10/31	EUR	475	$ 557,832
Term Loan, 12/10/31(9)	EUR	450	529,510
Term Loan, 12/10/31(9)		375	377,344
Caesars Entertainment, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		1,279	1,241,347
Delivery Hero SE, Term Loan, 8.639%, (3 mo. USD Term SOFR + 5.00%), 12/12/29		1,573	1,568,778
Fertitta Entertainment LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		1,239	1,230,873
Herschend Entertainment Co. LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/27/32		397	399,201
Horizon U.S. Finco LP, Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		1,112	1,035,553
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		2,364	2,372,958
Ontario Gaming GTA LP, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		1,470	1,398,195
Scientific Games Holdings LP, Term Loan, 6.674%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		1,945	1,918,157
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		1,697	1,681,928
Turquoise Topco Ltd., Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.25%), 12/30/32		1,100	1,082,125
Voyager Parent LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		2,189	2,192,462
Wyndham Hotels & Resorts, Inc., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 5/24/30		780	785,956
			$ 18,372,219
Household Durables — 1.4%
Libbey Glass, Inc., Term Loan, 10.32%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		647	$ 525,079
Madison Safety & Flow LLC, Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		595	596,690
PHRG Intermediate LLC, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		968	964,668
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Serta Simmons Bedding LLC:
Term Loan, 11.287%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		153	$ 153,368
Term Loan, 11.314%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		1,411	1,327,698
Somnigroup International, Inc., Term Loan, 5.90%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		1,289	1,296,265
			$ 4,863,768
Independent Power and Renewable Electricity Producers — 0.7%
Cogentrix Finance Holdco I LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		1,331	$ 1,338,193
Invenergy Thermal Operating I LLC:
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		1,013	1,022,901
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		66	66,530
Talen Energy Supply LLC, Term Loan, 6.153%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		192	193,407
			$ 2,621,031
Industrial Conglomerates — 0.1%
Bettcher Industries, Inc., Term Loan, 7.68%, (U.S. (Fed) Prime Rate + 4.00%), 4/15/33		500	$ 503,750
			$ 503,750
Insurance — 4.3%
Acrisure LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		2,643	$ 2,608,235
Alera Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		1,565	1,550,383
Alliant Holdings Intermediate LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		1,605	1,604,467
Broadstreet Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		1,598	1,589,755
IMA Financial Group, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		1,340	1,340,459
Ryan Specialty Group LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		1,210	1,214,980
Siaci Saint Honore, Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 7/26/32	EUR	1,100	1,297,166
Trucordia Insurance Holdings LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		1,613	1,544,208
Truist Insurance Holdings LLC:
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		506	503,117

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Truist Insurance Holdings LLC: (continued)
Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		263	$ 261,184
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		1,474	1,477,136
			$ 14,991,090
Interactive Media & Services — 1.3%
Aragorn Parent Corp., Term Loan, 7.163%, (3 mo. USD Term SOFR + 3.50%), 12/15/28		1,284	$ 1,290,663
Arches Buyer, Inc., Term Loan, 7.002%, (1 mo. USD Term SOFR + 3.25%), 12/6/27		1,934	1,933,915
Foundational Education Group, Inc., Term Loan, 7.675%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		1,412	1,304,031
			$ 4,528,609
IT Services — 3.3%
Asurion LLC:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		3,298	$ 3,250,302
Term Loan - Second Lien, 9.017%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		550	552,107
Aurora Lux Finco SARL, Term Loan, 8.95%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		599	538,276
Gainwell Acquisition Corp., Term Loan, 7.80%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		1,421	1,398,944
Go Daddy Operating Co. LLC, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 5/30/31		344	336,783
Indy U.S. Bidco LLC, Term Loan, 4.76%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	300	353,280
NAB Holdings LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		1,377	1,289,644
Newfold Digital Holdings Group, Inc., Term Loan, 7.26%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		479	329,483
Nielsen Consumer, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		566	566,166
Plano HoldCo, Inc., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		569	463,463
Sedgwick Claims Management Services, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		2,094	2,081,580
Trio Bidco, Inc.:
Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		407	397,644
Term Loan, 10/29/32(8)		43	41,857
			$ 11,599,529
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products — 0.5%
Recess Holdings, Inc., Term Loan, 7.417%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,622	$ 1,631,350
			$ 1,631,350
Life Sciences Tools & Services — 1.7%
Loire Finco Luxembourg SARL:
Term Loan, 5.761%, (3 mo. EURIBOR + 3.75%), 1/21/30	EUR	935	$ 1,102,948
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		308	308,411
Parexel International Corp., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 12/12/31		1,492	1,494,356
Sotera Health Holdings LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		2,145	2,155,976
Star Parent, Inc., Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 9/27/30		1,025	1,026,604
			$ 6,088,295
Machinery — 7.9%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		654	$ 657,467
AI Aqua Merger Sub, Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/31/28		2,134	2,142,303
Apex Tool Group LLC, Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		21	8,618
Astro Acquisition LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		648	654,048
BG MS U.S. Holding LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		875	870,625
Cleanova U.S. Holdings LLC, Term Loan, 8.425%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		921	911,666
Columbus McKinnon Corp., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		795	797,043
Conair Holdings LLC, Term Loan, 7.517%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		1,305	924,221
CoorsTek, Inc., Term Loan, 6.67%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		898	905,789
CPM Holdings, Inc., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		1,865	1,869,491
Cube Industrials Buyer, Inc., Term Loan, 6.669%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		917	921,599
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		718	719,880
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		1,010	1,012,232

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Engineered Machinery Holdings, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		3,347	$ 3,373,080
Filtration Group Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/21/28		589	590,583
Gates Global LLC, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		1,293	1,296,153
Icebox Holdco III, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		912	916,791
Jennmar Inter III LLC, Term Loan, 8.668%, (1 mo. USD Term SOFR + 5.00%), 12/16/30		691	686,066
LSF12 Helix Parent LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		1,225	1,227,150
Resilience Parent LLC, Term Loan, 6.126%, (6 mo. USD Term SOFR + 2.50%), 2/28/33		1,725	1,731,038
Roper Industrial Products Investment Co. LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/22/29		1,714	1,721,012
TK Elevator Midco GmbH:
Term Loan, 5.149%, (3 mo. EURIBOR + 3.00%), 4/30/30	EUR	1,400	1,651,177
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		1,966	1,984,968
			$ 27,573,000
Media — 1.5%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		735	$ 737,923
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		619	620,489
Charter Communications Operating LLC, Term Loan, 5.942%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		568	568,139
Emerald X, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		223	224,150
Fleet Midco I Ltd., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/21/31		874	880,933
Gray Television, Inc., Term Loan, 6.779%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		427	429,083
Nexstar Broadcasting, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/18/33		1,175	1,175,646
Univision Communications, Inc., Term Loan, 1/31/29(9)		560	557,315
WH Borrower LLC, Term Loan, 2/20/32(9)		150	150,399
			$ 5,344,077
Borrower/Description	Principal Amount* (000's omitted)	Value
Metals/Mining — 0.4%
Arsenal AIC Parent LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	864	$ 867,945
Wireco Worldgroup, Inc., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	363	362,934
		$ 1,230,879
Oil, Gas & Consumable Fuels — 3.3%
Freeport LNG Investments LLLP, Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	2,271	$ 2,277,000
GIP Pilot Acquisition Partners LP, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	473,381
Hilcorp Energy I LP, Term Loan, 5.411%, (1 mo. USD Term SOFR + 1.75%), 2/11/30	842	844,656
Matador Bidco SARL, Term Loan, 8.002%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	2,234	2,222,684
Natgasoline LLC, Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	512	517,419
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.904%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	858	861,496
Oxbow Carbon LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	482	484,890
Traverse Midstream Partners LLC, Term Loan, 4/21/33(9)	825	827,322
UGI Energy Services LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	2,317	2,333,944
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	875	878,828
		$ 11,721,620
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	490	$ 479,512
		$ 479,512
Pharmaceuticals — 1.1%
Amneal Pharmaceuticals LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 8/1/32	547	$ 550,328
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	868	847,378
Ceva Sante Animale, Term Loan, 6.389%, (3 mo. USD Term SOFR + 2.75%), 11/8/30	392	394,796

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		1,534	$ 1,543,322
Padagis LLC, Term Loan, 8.689%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		464	439,832
			$ 3,775,656
Professional Services — 6.7%
AAL Delaware Holdco, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		1,459	$ 1,467,286
Amspec Parent LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		1,216	1,217,201
APFS Staffing Holdings, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		219	198,906
Citrin Cooperman Advisors LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		1,368	1,323,319
CohnReznick LLP:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		916	902,747
Term Loan, 3/31/32(8)		53	52,384
CoreLogic, Inc., Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		1,778	1,744,736
Corporation Service Co., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		200	200,756
EAB Global, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/16/30		2,171	1,926,915
Employbridge Holding Co.:
Term Loan, 9.20%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		1,149	772,498
Term Loan - Second Lien, 8.711%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		1,810	340,930
First Advantage Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		584	577,334
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	675	802,710
Grant Thornton Advisors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		2,433	2,363,273
Heritage Environmental Services, Inc., Term Loan, 6.677%, (3 mo. USD Term SOFR + 3.00%), 4/1/33		1,500	1,507,500
Heron Bidco, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		800	802,500
Highspring Holdings LLC, Term Loan, 8.85%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		915	610,770
iSolved, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		565	539,110
Mermaid Bidco, Inc., Term Loan, 6.913%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		1,530	1,501,788
Neptune Bidco U.S., Inc., Term Loan, 8.769%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		1,799	1,765,508
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.231%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	2,339	$ 2,768,899
Turbo EMEA Holdings BV, Term Loan, 5.26%, (1 mo. EURIBOR + 3.25%), 9/23/32	EUR	225	263,480
			$ 23,650,550
Real Estate Management & Development — 0.9%
Greystar Real Estate Partners LLC, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		2,055	$ 2,063,007
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		1,122	1,118,209
			$ 3,181,216
Road & Rail — 1.7%
Avis Budget Car Rental LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		323	$ 320,814
First Student Bidco, Inc.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/15/30		1,380	1,382,514
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/15/30		253	252,965
Hertz Corp.:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		733	575,049
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		1,220	963,919
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		241	190,721
Kenan Advantage Group, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		2,305	2,303,003
			$ 5,988,985
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(10)		444	$ 149,972
Term Loan, 13.663%, (3 mo. USD Term SOFR + 10.00%), 6/30/26		20	18,764
Term Loan, 6/30/26(8)		14	13,548
			$ 182,284
Software — 13.5%
Applied Systems, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		634	$ 626,445
Boxer Parent Co., Inc.:
Term Loan, 5.65%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	260	294,295

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Boxer Parent Co., Inc.: (continued)
Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 7/30/31	2,385	$ 2,214,112
Calabrio, Inc., Term Loan, 7.673%, (3 mo. USD Term SOFR + 4.00%), 11/26/32	1,075	848,917
Cloud Software Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/21/31	2,487	2,307,940
Cloudera, Inc.:
Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	2,208	1,995,601
Term Loan - Second Lien, 9.752%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	650	510,367
Constant Contact, Inc., Term Loan, 7.935%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	1,228	1,154,860
Dayforce, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/4/33	1,700	1,607,987
Dragon Buyer, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/30/31	1,383	1,325,818
Drake Software LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	526	497,170
ECI Macola Max Holding LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	1,381	1,360,724
Epicor Software Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	3,886	3,840,227
Marcel LUX IV SARL, Term Loan, 6.64%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	2,598	2,578,722
McAfee LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,371	2,095,454
N-Able International Holdings II LLC, Term Loan, 6.423%, (3 mo. USD Term SOFR + 2.75%), 11/26/32	200	198,253
OceanKey (U.S.) II Corp., Term Loan, 7.252%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,490	1,415,736
OID-OL Intermediate I LLC:
Term Loan, 8.063%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	1,584	1,103,772
Term Loan, 9.663%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	390	388,437
Polaris Newco LLC, Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 6/2/28	1,759	1,539,391
Project Alpha Intermediate Holding, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	2,160	1,706,602
Project Boost Purchaser LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,458	1,433,044
Proofpoint, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	2,874	2,795,265
Quartz Acquireco LLC, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	1,466	1,225,180
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
RealPage, Inc.:
Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		1,624	$ 1,591,940
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		446	440,628
Rocket Software, Inc., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		223	213,525
Sabre GLBL, Inc.:
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		1,230	1,010,385
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		537	441,513
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		238	196,409
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		328	271,300
SkillSoft Corp., Term Loan, 9.017%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		1,452	800,009
SolarWinds Holdings, Inc., Term Loan, 7.674%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		2,090	1,781,299
UKG, Inc., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		4,319	4,174,811
Vision Solutions, Inc., Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		1,870	1,488,752
			$ 47,474,890
Specialty Retail — 2.8%
Apro LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		591	$ 594,877
Boels Topholding BV, Term Loan, 4.462%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	496	584,393
Great Outdoors Group LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,560	2,579,772
Harbor Freight Tools USA, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		2,284	2,284,312
Homeserve USA Holding Corp., Term Loan, 5.661%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		907	906,713
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31		2,221	2,224,417
Speedster Bidco GmbH, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		492	482,251
			$ 9,656,735
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure Holdings LLC, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 1/14/33		935	$ 938,899
			$ 938,899

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 4.1%
BCPE Empire Holdings, Inc., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		1,150	$ 1,150,356
CD&R Hydra Buyer, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		1,477	1,483,375
Core & Main LP, Term Loan, 5.654%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		368	368,608
DXP Enterprises, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		1,180	1,191,941
Paint Intermediate III LLC, Term Loan, 6.666% - 6.673%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		919	922,188
Quimper AB, Term Loan, 5.122%, (3 mo. EURIBOR + 3.00%), 3/31/30	EUR	775	912,094
Ramudden Global Group GmbH, Term Loan, 2/21/33(9)	EUR	2,200	2,589,285
Spin Holdco, Inc.:
Term Loan, 9.096%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		467	477,320
Term Loan - Second Lien, 7.928%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		1,086	768,361
White Cap Buyer LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		3,357	3,346,805
Windsor Holdings III LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		1,122	1,120,109
			$ 14,330,442
Transportation Infrastructure — 1.5%
Brown Group Holding LLC:
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		2,103	$ 2,116,445
Term Loan, 6.152% - 6.173%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		1,441	1,449,993
KKR Apple Bidco LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		1,728	1,730,940
			$ 5,297,378
Total Senior Floating-Rate Loans (identified cost $449,645,133)			$437,564,356

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	3,360	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(11)	11,877,934	$ 11,877,934
Total Short-Term Investments (identified cost $11,877,934)		$ 11,877,934
Total Investments — 145.0% (identified cost $523,269,230)		$508,142,703
Less Unfunded Loan Commitments — (0.2)%		$ (679,782)
Net Investments — 144.8% (identified cost $522,589,448)		$507,462,921
Other Assets, Less Liabilities — (23.1)%		$ (81,203,158)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (21.7)%		$ (75,905,046)
Net Assets Applicable to Common Shares — 100.0%		$350,354,717
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $50,087,912 or 14.3% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Non-income producing security.
(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Affiliated company (see Note 9).

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $728,163. See Note 1F for description.
(9)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,939,657	EUR	8,613,275	Standard Chartered Bank	5/5/26	$ —	$ (169,310)
USD	4,007,313	EUR	3,380,752	Deutsche Bank AG	5/29/26	35,022	—
USD	3,603,601	EUR	3,039,262	State Street Bank and Trust Company	5/29/26	32,552	—
USD	3,354,118	EUR	2,835,172	State Street Bank and Trust Company	5/29/26	22,868	—
USD	1,592,764	GBP	1,174,704	State Street Bank and Trust Company	5/29/26	—	(5,674)
USD	10,116,951	EUR	8,613,274	Standard Chartered Bank	6/2/26	—	(5,315)
EUR	3,400,000	USD	3,978,945	State Street Bank and Trust Company	6/30/26	21,642	—
GBP	500,000	USD	660,940	State Street Bank and Trust Company	6/30/26	19,350	—
USD	3,793,249	EUR	3,290,709	Deutsche Bank AG	6/30/26	—	(78,742)
USD	5,932,471	EUR	5,147,007	Goldman Sachs International	6/30/26	—	(123,720)
						$131,434	$(382,761)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $508,006,195)	$ 492,929,149
Affiliated investments, at value (identified cost $14,583,253)	14,533,772
Cash	2,244,463
Deposits for derivatives collateral — forward foreign currency exchange contracts	120,000
Foreign currency, at value (identified cost $4,151,021)	4,176,038
Interest receivable	2,284,776
Dividends receivable from affiliated investments	49,470
Receivable for investments sold	13,812,100
Receivable for open forward foreign currency exchange contracts	131,434
Receivable from affiliates	1,310
Trustees' deferred compensation plan	173,187
Prepaid upfront fees on notes payable	68,789
Prepaid expenses	4,587
Total assets	$ 530,529,075
Liabilities
Notes payable	$ 82,000,000
Payable for investments purchased	20,165,932
Payable for open forward foreign currency exchange contracts	382,761
Payable to affiliates:
Investment adviser fee	315,205
Trustees' fees	15,209
Trustees' deferred compensation plan	173,187
Accrued expenses and other liabilities	1,217,017
Total liabilities	$ 104,269,311
Auction preferred shares (3,032 shares outstanding) at liquidation value plus cumulative unpaid dividends	$ 75,905,047
Commitments and contingencies (see Note 12)
Net assets applicable to common shares	$ 350,354,717
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 295,236
Additional paid-in capital	456,139,592
Accumulated loss	(106,080,111)
Net assets applicable to common shares	$ 350,354,717
Common Shares Issued and Outstanding	29,523,618
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 11.87

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income from affiliated investments	$ 221,089
Interest income	19,343,660
Other income	57,438
Total investment income	$ 19,622,187
Expenses
Investment adviser fee	$ 1,981,154
Trustees’ fees and expenses	30,419
Custodian fee	88,468
Transfer and dividend disbursing agent fees	9,069
Legal and accounting services	122,064
Printing and postage	67,880
Interest expense and fees	2,534,092
Preferred shares service fee	37,423
Miscellaneous	75,437
Total expenses	$ 4,946,006
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 10,227
Total expense reductions	$ 10,227
Net expenses	$ 4,935,779
Net investment income	$ 14,686,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (14,122,893)
Foreign currency transactions	(222,970)
Forward foreign currency exchange contracts	771,499
Net realized loss	$(13,574,364)
Change in unrealized appreciation (depreciation):
Investments	$ (79,370)
Investments - affiliated investments	(49,481)
Foreign currency	146,338
Forward foreign currency exchange contracts	(889,552)
Net change in unrealized appreciation (depreciation)	$ (872,065)
Net realized and unrealized loss	$(14,446,429)
Distributions to preferred shareholders	$ (2,269,299)
Net decrease in net assets from operations	$ (2,029,320)

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 14,686,408	$ 36,185,002
Net realized loss	(13,574,364)	(7,815,001)
Net change in unrealized appreciation (depreciation)	(872,065)	(5,786,711)
Distributions to preferred shareholders	(2,269,299)	(5,363,966)
Net increase (decrease) in net assets from operations	$ (2,029,320)	$ 17,219,324
Distributions to common shareholders	$ (13,403,723)*	$ (31,701,021)
Tax return of capital to common shareholders	$ —	$ (779,128)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 6)	$ —	$ 2,099,587
Reinvestment of distributions to common shareholders	—	318,207
Net increase in net assets from capital share transactions	$ —	$ 2,417,794
Net decrease in net assets	$ (15,433,043)	$ (12,843,031)
Net Assets Applicable to Common Shares
At beginning of period	$ 365,787,760	$ 378,630,791
At end of period	$350,354,717	$365,787,760
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2026
Cash Flows From Operating Activities
Net decrease in net assets from operations	$ (2,029,320)
Distributions to preferred shareholders	2,269,299
Net increase in net assets from operations excluding distributions to preferred shareholders	$ 239,979
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(86,283,459)
Investments sold and principal repayments	115,963,460
Increase in short-term investments, net	(2,953,665)
Net amortization/accretion of premium (discount)	(1,016,032)
Amortization of prepaid upfront fees on notes payable	41,328
Decrease in interest receivable	405,195
Increase in dividends receivable from affiliated investments	(24,898)
Decrease in Trustees’ deferred compensation plan	7,566
Increase in prepaid expenses	(1,222)
Increase in receivable from affiliates	(1,310)
Decrease in payable to affiliates for investment adviser fee	(34,263)
Increase in payable to affiliates for Trustees' fees	15,209
Decrease in payable to affiliates for Trustees' deferred compensation plan	(7,566)
Increase in accrued expenses and other liabilities	571,580
Decrease in unfunded loan commitments	(114,299)
Net change in unrealized (appreciation) depreciation from investments	128,851
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts	889,552
Net realized loss from investments	14,122,893
Net cash provided by operating activities	$ 41,948,899
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (13,403,723)
Cash distributions paid to preferred shareholders	(2,290,741)
Repayments of notes payable	(28,000,000)
Payment of prepaid upfront fees on notes payable	(80,000)
Net cash used in financing activities	$ (43,774,464)
Net decrease in cash and restricted cash*	$ (1,825,565)
Cash at beginning of period (including foreign currency)	$ 8,366,066
Cash and restricted cash at end of period (including foreign currency)	$ 6,540,501
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 2,417,531
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $(93,859).
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2026
Cash	$ 2,244,463
Deposits for derivatives collateral — forward foreign currency exchange contracts	120,000
Foreign currency	4,176,038
Total cash and restricted cash as shown on the Statement of Cash Flows	$6,540,501

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period (Common shares)	$ 12.39	$ 12.91	$ 12.77	$ 12.28	$ 14.30	$ 13.50
Income (Loss) From Operations
Net investment income(1)	$ 0.50	$ 1.23	$ 1.50	$ 1.45	$ 0.92	$ 0.72
Net realized and unrealized gain (loss)	(0.49)	(0.47)	0.27	0.44	(1.93)	0.91
Distributions to preferred shareholders: From net investment income(1)	(0.08)	(0.18)	(0.22)	(0.20)	(0.05)	—
Total income (loss) from operations	$ (0.07)	$ 0.58	$ 1.55	$ 1.69	$ (1.06)	$ 1.63
Less Distributions to Common Shareholders
From net investment income	$ (0.45)*	$ (1.07)	$ (1.38)	$ (1.20)	$ (0.88)	$ (0.81)
Tax return of capital	—	(0.03)	(0.03)	—	(0.10)	(0.05)
Total distributions to common shareholders	$ (0.45)	$ (1.10)	$ (1.41)	$ (1.20)	$ (0.98)	$ (0.86)
Premium from common shares sold through shelf offering (see Note 6)(1)	$ —	$ 0.00(2)	$ 0.00(2)	$ —	$ 0.02	$ 0.00(2)
Discount on tender offer (see Note 6)(1)	$ —	$ —	$ —	$ —	$ —	$ 0.03
Net asset value — End of period (Common shares)	$11.87	$12.39	$12.91	$12.77	$ 12.28	$14.30
Market value — End of period (Common shares)	$10.59	$11.40	$12.77	$11.64	$ 11.17	$14.90
Total Investment Return on Net Asset Value(3)	(0.13)% (4)	5.06%	12.62%	15.09%	(7.26)%	12.69%
Total Investment Return on Market Value(3)	(3.16)% (4)	(2.27)%	22.31%	15.34%	(19.10)%	33.21%

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$350,355	$365,788	$378,631	$372,481	$358,405	$403,589
Ratios (as a percentage of average daily net assets applicable to common shares):(5)(6)†
Expenses excluding interest and fees	1.36% (7)	1.36%	1.29%	1.34%	1.37%	1.33%
Interest and fee expense(8)	1.43% (7)	1.90%	2.10%	1.95%	0.81%	0.46%
Total expenses	2.79% (7)	3.26%	3.39%	3.29%	2.18%	1.79%
Net expenses	2.79% (7)(9)	3.26% (9)	3.39% (9)	3.29% (9)	2.18% (9)	1.79%
Net investment income	8.29% (7)	9.73%	11.59%	11.37%	6.83%	5.05%
Portfolio Turnover	17% (4)	30%	28%	24%	12%	66%
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 82,000	$110,000	$133,000	$110,000	$133,000	$120,000
Asset coverage per $1,000 of notes payable(10)	$ 6,198	$ 5,016	$ 4,418	$ 5,076	$ 4,265	$ 4,995
Total preferred shares outstanding	3,032	3,032	3,032	3,032	3,032	3,032
Asset coverage per preferred share(11)	$ 80,523	$ 74,235	$ 70,350	$ 75,134	$ 67,924	$ 76,531
Involuntary liquidation preference per preferred share(12)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Approximate market value per preferred share(12)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Trust.
(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(7)	Annualized.
(8)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 8).
(9)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(10)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(11)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the values of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 322%, 297%, 281%, 301%, 272% and 306% at April 30, 2026 and October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(12)	Plus accumulated and unpaid dividends.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios for periods less than one year are annualized.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Expenses excluding interest and fees	0.91%	0.89%	0.86%	0.89%	0.88%	0.87%
Interest and fee expense	0.96%	1.23%	1.39%	1.28%	0.52%	0.31%
Total expenses	1.87%	2.12%	2.25%	2.17%	1.40%	1.18%
Net investment income	5.56%	6.33%	7.66%	7.47%	4.39%	3.34%

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2026, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—The Trust operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Trust’s President acts as the Trust's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Trust's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Trust’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Auction Preferred Shares
The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 160% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.
The number of APS issued and outstanding at April 30, 2026 are as follows:
APS Issued and Outstanding
Series A	739
Series B	763
Series C	738
Series D	792
The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.
On April 17, 2026, the Trust announced that its Board of Trustees authorized the Trust to conduct a voluntary tender offer (“Tender Offer”) for up to 100% of its outstanding APS at a price per share equal to 98% of the APS liquidation preference of $25,000 per share (or $24,500 per share), plus any unpaid APS dividends accrued through the expiration date of the Tender Offer. The Tender Offer commenced on April 30, 2026 and expired at 5:00 P.M., New York City Time, on May 29, 2026.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2026, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:
	APS Dividend Rates at April 30, 2026	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Series A	5.89%	$551,952	5.94%	5.78-6.41
Series B	5.89	570,243	5.95	5.78-6.41
Series C	5.89	553,919	5.97	5.78-6.55
Series D	5.88	593,185	5.96	5.81-6.50
Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2026.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component. For the six months ended April 30, 2026, the amount of distributions estimated to be a tax return of capital was approximately $736,000. The final determination of tax characteristics of the Trust’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At October 31, 2025, the Trust, for federal income tax purposes, had deferred capital losses of $74,628,742 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $71,822,176 are long-term and $2,806,566 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 523,457,641
Gross unrealized appreciation	$ 4,411,595
Gross unrealized depreciation	(20,657,642)
Net unrealized depreciation	$ (16,246,047)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets, as defined in the Trust's investment advisory agreement, means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended April 30, 2026, the Trust’s investment adviser fee amounted to $1,981,154. The Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $10,227 relating to the Trust's investment in the Liquidity Fund. EVM also serves as administrator of the Trust, but receives no compensation.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $87,148,546 and $120,083,037, respectively, for the six months ended April 30, 2026.
6  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended April 30, 2026. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended October 31, 2025 were 24,729.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

In March 2023, the Trust filed an automatically effective shelf registration statement (the 2023 Registration Statement) and a prospectus supplement, pursuant to the 2023 Registration Statement, relating to the offer and sale of up to an additional 3,085,835 common shares of the Trust under the Trust's then current equity shelf offering program. As of March 2026, the offering of unsold shares pursuant to the 2023 Registration Statement has been terminated. During the six months ended April 30, 2026, there were no shares sold by the Trust pursuant to its shelf offering. During the year ended October 31, 2025, the Trust sold 160,031 common shares and received proceeds (net of offering costs) of $2,099,587 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $38,646 for the year ended October 31, 2025. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the year ended October 31, 2025 were $4,242.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2026 and the year ended October 31, 2025.
7  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a net liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $382,761. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $120,000 at April 30, 2026.
The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$ 131,434	$ (382,761)
Total Derivatives subject to master netting or similar agreements	$131,434	$(382,761)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Trust's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Deutsche Bank AG	$ 35,022	$ (35,022)	$ —	$ —	$ —
State Street Bank and Trust Company	96,412	(5,674)	—	—	90,738
	$131,434	$(40,696)	$ —	$ —	$90,738

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Deutsche Bank AG	$ (78,742)	$ 35,022	$ —	$ —	$ (43,720)
Goldman Sachs International	(123,720)	—	—	120,000	(3,720)
Standard Chartered Bank	(174,625)	—	—	—	(174,625)
State Street Bank and Trust Company	(5,674)	5,674	—	—	—
	$(382,761)	$40,696	$ —	$120,000	$(222,065)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$771,499	$(889,552)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was approximately $46,747,000.
8  Credit Agreement
The Trust has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $160 million ($170 million prior to March 10, 2026) pursuant to a revolving line of credit. Pursuant to an amendment to the Agreement dated March 10, 2026, the Agreement is structured as an evergreen credit agreement that automatically renews on an annual basis. The Trust may terminate the Agreement at any time with three business days’ written notice. The Agreement may be terminated by the lender with 180 days’ written notice (or sooner if mutually agreed upon) provided that no termination event occur before March 9, 2027. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, the Trust pays a facility fee of 0.15% per annum on the borrowing limit and an annual upfront fee. In March 2026, the Trust paid an upfront fee of $80,000, which is being amortized to interest expense through March 9, 2027. The unamortized balance at April 30, 2026 is approximately $69,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2026, the Trust had borrowings outstanding under the Agreement of $82,000,000 at an annual interest rate of 4.65%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2026 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2026. For the six months ended April 30, 2026, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $99,453,039 and 4.75%, respectively.
9  Affiliated Investments
At April 30, 2026, the value of the Trust's investment in funds that may be deemed to be affiliated was $14,533,772, which represents 4.1% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 2,705,319	$ —	$ —	$ (49,481)	$ 2,655,838	$ 58,659	54,675
Short-Term Investments
Liquidity Fund	8,924,269	87,939,646	(84,985,981)	—	—	11,877,934	162,430	11,877,934
Total				$ —	$(49,481)	$14,533,772	$221,089
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

At April 30, 2026, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 32,074,593	$ —	$ 32,074,593
Common Stocks	20,458	4,400,202	660,273	5,080,933
Corporate Bonds	—	18,013,319	—	18,013,319
Exchange-Traded Funds	2,655,838	—	—	2,655,838
Preferred Stocks	—	290,274	585,456	875,730
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	435,649,168	1,235,406	436,884,574
Warrants	—	—	0	0
Short-Term Investments	11,877,934	—	—	11,877,934
Total Investments	$ 14,554,230	$ 490,427,556	$ 2,481,135	$ 507,462,921
Forward Foreign Currency Exchange Contracts	$ —	$ 131,434	$ —	$ 131,434
Total	$ 14,554,230	$ 490,558,990	$ 2,481,135	$ 507,594,355
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (382,761)	$ —	$ (382,761)
Total	$ —	$ (382,761)	$ —	$ (382,761)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

12  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Trust. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Trust and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. A bench trial took place on the breach of contract claim in March 2026, and the Court is expected to rule by July 2026. The attorneys' fees and costs related to these actions are expensed by the Trust as incurred.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2026
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
Scott E. Wennerholm Chairperson
Alan C. Bowser
Cynthia E. Frost
George J. Gorman
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2026

FACTS	WHAT DOES MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (“MSIM”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ Investment experience and risk tolerance
■ Checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don’t share
To limit our sharing	To limit sharing, call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com. Please include your name, address, and first three digits (and only the first three digits) of your account number in the email. If we serve you through an investment professional, please contact them directly. Specific Internet addresses, mailing addresses, and telephone numbers are listed on your statements and other correspondence.
Please Note: If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
*MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Questions?	Call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2026

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (See Affiliates definition below.)
What we Do
How does MSIM protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Atlanta Capital Management Company, LLC, Parametric Portfolio Associates LLC, Morgan Stanley Investment Management Co., Morgan Stanley Investment Management Ltd; registered broker-dealers such as Morgan Stanley Distribution, Inc. and Eaton Vance Distributors, Inc. (collectively, the “Investment Management Affiliates”); and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2026

Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with non-affiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7735    4.30.26

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026